START-UP COSTS	9 Months Ended
Sep. 30, 2017
START-UP COSTS
START-UP COSTS

14 START-UP COSTS

        Pre-operating or start-up costs incurred prior to operating a new data center are expensed as incurred and consist primarily of rental costs of operating leases of buildings during the construction of leasehold improvements and other miscellaneous costs incurred prior to the operation of the data centers. Start-up costs amounted to RMB9,596 and RMB6,809 and were recorded in general and administrative expenses during the nine-month periods ended September 30, 2016 and 2017, respectively.